Trade and Other receivables - Summary of Trade and Other Receivables (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019		Dec. 31, 2018
Disclosure of trade and other receivables [line items]
Net investment in Lease	€ 579
Non-current Trade and Other receivables	2,415	[1]	€ 1,743
Trade Receivables			182
Net investment in Lease	239
Other receivables	159		185
Total Current Trade and Other receivables	398	[1]	367
Mesoblast licence agreement [member]
Disclosure of trade and other receivables [line items]
Non-current Trade and Other receivables	€ 1,837		€ 1,743

[1]	The interim condensed financial statements are unaudited financial statements